Litigation	3 Months Ended
Jun. 30, 2012
Litigation
Litigation
Note 28 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material judicial, regulatory and arbitration proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 37 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 and updated in quarterly reports and below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further increases or releases of litigation provisions may be necessary in the future as developments in such litigations, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the condensed consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions is zero to CHF 2.7 billion.

In 2Q12, the Group recorded net litigation provisions of CHF 29 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, including those proceedings brought by regulators or other governmental authorities, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

Mortgage-related matters
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Class action litigations
On June 29, 2012, the US District Court for the Southern District of New York (SDNY) granted plaintiff’s motion for class certification in Tsereteli v. Residential Asset Securitization Trust 2006-A8, in which Credit Suisse Securities (USA) LLC (CSS LLC) is the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates.

Individual investor actions
In actions brought in connection with being an RMBS issuer, underwriter and/or other participant, CSS LLC, and in some instances certain of its affiliates, have been named as defendants, along with other financial institutions in: two actions brought by Landesbank Baden-Württemberg and affiliated entities, on March 8, 2012 and June 11, 2012, in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC relate to approximately USD 200 million of RMBS at issue (100% of the total amount at issue against all banks); one action brought by Watertown Savings Bank on April 27, 2012 in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of RMBS at issue; one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank on May 18, 2012 in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of RMBS at issue (approximately 20% of the USD 141 million at issue against all banks); and one action brought by Phoenix Light SF Ltd. and affiliated entities on May 22, 2012 in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 466 million of RMBS at issue (approximately 15% of the USD 3.2 billion at issue against all banks). On May 16, 2012 and May 30, 2012, HSH Nordbank AG and affiliated entities and Sealink Funding Limited respectively filed a notice of discontinuance to discontinue their respective claims against CSS LLC and its applicable affiliates and certain other banks. On June 28, 2012, Asset Management Fund and affiliated entities filed a notice of discontinuance to discontinue their claims in one of their two actions against CSS LLC and its affiliates and certain other banks, reducing the RMBS at issue relating to claims against CSS LLC and its affiliates by USD 145 million to approximately USD 93 million. On June 28, 2012, the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, in an amended complaint to one of its five actions against CSS LLC relating to an aggregate of approximately USD 5.5 billion of RMBS at issue, reduced the RMBS at issue by approximately USD 230 million; the five actions together now relate to approximately USD 5.2 billion. On July 2, 2012, IKB Deutsche Industriebank AG and affiliated entities filed a consolidated complaint relating to their claims against CSS LLC and its affiliates, reducing the RMBS at issue by approximately USD 143 million to approximately USD 97 million.

Repurchase litigations
On July 3, 2012, the FHFA, as conservator for Freddie Mac, on behalf of the Trustee of Home Equity Asset Trust 2006-5, filed an action against DLJ Mortgage Capital, Inc. (DLJ) in the SCNY. The action alleges that DLJ breached representations and warranties in respect of certain mortgage loans and failed to repurchase such mortgage loans as required under the applicable agreements. No damages amount is alleged.

LIBOR-related matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations.

In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.

In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US.